7 Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash
Schedule of restricted cash

As of December 31, 2019, the average interest on these funds are equivalent to 96.96% (December 31, 2018: 98.22%) of the CDI.

	2019	2018
Collateral for loan in Euros with Banco Itaú	14,788	18,810
Other	2,053	-
Total	16,841	18,810
Current assets	14,788	-
Non-current assets	2,053	18,810